Income tax expense (Tables)	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Schedule of reconciliation of tax expenses applicable to loss before tax
	2024	2023	2022
	S$	S$	S$

(Loss)/profit before tax	(5,507,764)	(2,094,169)	1,641,103
Income tax using the statutory tax rate of 17% (2023: 17%; 2022: 17%)	(936,320)	(356,009)	278,988
Income not subject to tax	(15,361)	(327,990)	(427,294)
Non-deductible expenses	670,616	86,982	51,642
Difference in tax rate in different countries	57	96	780
Deferred tax assets not recognized	281,008	596,921	101,086
Income tax expense	-	-	5,202